INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Valuation allowance	$ 71,849		$ 65,631	$ 57,724
Valuation allowance change	6,200
Deferred tax liability	3,969	$ 0	$ 12,528
NOL carryforward reduced amount	$ 800